Income/(loss) Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Income/(loss) Per Share
Note 10 - Income/(loss) Per Share
The computation of basic income/(loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period.

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Basic income (loss) per share	0.13	—	0.18	(0.03)
Diluted income (loss) per share	0.12	—	0.18	(0.03)

Issued ordinary shares at the end of the period	264,080,391	254,263,598	264,080,391	254,263,598

Net income / (loss) - basic	31.7	0.8	46.1	(6.6)
Convertible bond interest using the if converted method	3.0	—	6.0	—
Net income/(loss) - diluted	34.7	0.8	52.1	(6.6)

Weighted average numbers of shares outstanding for the period, basic	251,189,331	244,777,228	251,953,928	239,806,937
Dilutive effect of share options, RSU and Convertible Bond(1)	37,247,299	4,142,478	37,395,409	—
Weighted average numbers of shares outstanding for the period, diluted	288,436,630	248,919,706	289,349,337	239,806,937
(1) For the three and six months ended June 30, 2024, 8,118,362 share options and 862,780 restricted stock units using the treasury stock method and 33,554,319 shares issuable upon exercise of our convertible bonds due in May 2028 with a conversion price of $7.1347 per share, have been included as they are dilutive. For the three months ended June 30, 2023, 9,028,584 share options and 88,584 restricted stock units using the treasury stock method, have been included as they are dilutive.
The weighted average number of shares outstanding includes 12,081,900 and 14,443,270 shares as of June 30. 2024 and December 31, 2023 shares, respectfully, which have been issued as part of a share lending arrangement relating to the Company's issuance of $250.0 million Convertible Bonds in 2023 (see Note 22 - Common Shares).
The following potential share issuances effects of Convertible Bonds, share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Convertible bonds	—	34,027,031	—	34,027,031
Share options	2,100,000	280,000	2,100,000	9,220,000
Performance stock units	750,000	500,000	750,000	500,000
Restricted share units	—	—	—	88,584

For the three and six months ended June 30, 2024, the impact of 2,100,000 stock options and 750,000 performance share units using the treasury stock method were anti-dilutive, as the exercise price was higher than the average share price, and therefore have been excluded from the calculation.
For the three months ended June 30, 2023, the impact of 280,000 stock options and 500,000 performance share units using the treasury stock method were anti-dilutive, as the exercise price was higher than the average share price, and therefore have been excluded from the calculation. In addition, 34,027,031 shares issuable upon exercise of our convertible bonds due in May 2028 with a conversion price of $7.3471 per share, have been excluded as they are anti-dilutive.
Diluted EPS for the six months ended June 30, 2023 does not include the effect of the assumed conversion of potentially dilutive instruments listed above, due to loss sustained in this period as this was deemed to have an anti-dilutive effect on our EPS.